Commitments and Contingencies - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) ft²	Dec. 31, 2021 USD ($)
Other Commitments [Line Items]
Operating lease, liability, current	$ 1,000
Operating lease liabilities, noncurrent	8,590	$ 0
Operating lease expense	$ 1,300
Operating leases, rent expense		$ 1,100
Sharpsburg [Member]
Other Commitments [Line Items]
Lessee, Operating Lease, Remaining Lease Term	2 years 9 months 18 days
Area of land | ft²	20,500
Bedford [Member]
Other Commitments [Line Items]
Lessee, operating lease, term of contract	5 years
Lessee, operating lease, option to extend	Our corporate headquarters consists of an approximately 70,000 square foot facility. The lease expires in 2031 and we have the option to extend for two additional five-year periods.
Lessee, Operating Lease, Remaining Lease Term	8 years 2 months 12 days